Offerings	Jan. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	888,962
Proposed Maximum Offering Price per Unit	0.9363
Maximum Aggregate Offering Price	$ 832,335.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 114.95
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of the common stock, par value $0.001 (the “Common Stock”), of Peraso Inc. (the “Registrant”) that become issuable under the Peraso Inc. Amended and Restated 2019 Stock Incentive Plan, as amended (the “2019 Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

Represents 888,962 additional shares of Common Stock reserved for future issuance under the 2019 Plan.

The proposed maximum offering price per unit has been estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Capital Market on January 8, 2026, which date is a date within five business days of the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	111,038
Proposed Maximum Offering Price per Unit	0.9363
Maximum Aggregate Offering Price	$ 103,964.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 14.36
Offering Note	Pursuant to Rule 416(a) of the Securities, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2019 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

Represents 111,038 shares of Common Stock issuable upon the settlement of outstanding restricted stock units previously granted under the 2019 Plan.

The proposed maximum offering price per unit has been estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Capital Market on January 8, 2026, which date is a date within five business days of the filing of this Registration Statement.